Portfolio of Investments (unaudited)
As of June 30, 2025
abrdn World Healthcare Fund

	Shares or Principal Amount	Value
NON-CONVERTIBLE NOTES—16.7%
UNITED KINGDOM—1.5%
AstraZeneca PLC, 3.38%, 11/16/2025	$ 5,000,000	$ 4,981,729
GlaxoSmithKline Capital PLC, 3.38%, 06/01/2029	1,000,000	971,049
		5,952,778
UNITED STATES—15.2%
Abbott Laboratories, 4.75%, 11/30/2036	5,652,000	5,625,320
AbbVie, Inc., 4.45%, 05/14/2046	1,705,000	1,467,632
AbbVie, Inc., 4.50%, 05/14/2035	3,200,000	3,091,688
Amgen, Inc., 2.00%, 01/15/2032	1,555,000	1,326,037
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	1,400,000	1,356,433
Cigna Group, 2.38%, 03/15/2031	3,200,000	2,844,770
CVS Health Corp., 1.88%, 02/28/2031	2,448,000	2,095,452
DH Europe Finance II SARL, 3.25%, 11/15/2039	985,000	792,362
Elevance Health, Inc., 2.55%, 03/15/2031	3,200,000	2,873,353
IQVIA, Inc., 5.00%, 05/15/2027(a)	710,000	707,602
Johnson & Johnson, 2.45%, 03/01/2026	4,300,000	4,246,610
Johnson & Johnson, 2.90%, 01/15/2028	1,400,000	1,367,471
Johnson & Johnson, 3.70%, 03/01/2046	5,470,000	4,389,163
Mallinckrodt CB LLC, 10.00%, 06/15/2029(a),(b)	997,897	–
Medtronic, Inc., 4.38%, 03/15/2035	1,675,000	1,620,336
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(a),(c)	193,000	–
Pfizer, Inc., 3.45%, 03/15/2029	5,300,000	5,190,509
Pfizer, Inc., 4.00%, 12/15/2036	1,800,000	1,648,959
Roche Holdings, Inc., 2.08%, 12/13/2031(a)	3,600,000	3,133,515
Sanofi SA, 3.63%, 06/19/2028	2,600,000	2,570,791
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	35,000	34,543
Thermo Fisher Scientific, Inc., 5.40%, 08/10/2043	3,500,000	3,458,666
UnitedHealth Group, Inc., 3.88%, 12/15/2028	2,560,000	2,526,906
UnitedHealth Group, Inc., 4.20%, 05/15/2032	6,060,000	5,866,187
Zimmer Biomet Holdings, Inc., 4.25%, 08/15/2035	5,000,000	4,568,640
		62,802,945
Total Non-Convertible Notes		68,755,723
	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS(b),(d),(e)—3.9%
FRANCE—0.0%
Flamingo Therapeutics, Inc. Series A3	136,337	$ 62,922
IRELAND—0.0%
Priothera Co. Ltd. Series A, 6.00%	194,134	23
UNITED STATES—3.9%
Alpha-9 Oncology, Inc. Series C	2,871,748	5,000,001
Atalanta Therapeutics Series B	1,055,555	1,899,999
Endeavor Biomedicines, Inc. Series B, 8.00%	424,079	2,766,946
Endeavor Biomedicines, Inc. Series C, 8.00%	78,308	510,928
Engrail Therapeutics, Inc. Series B, 8.00%	897,073	950,000
	Shares or Principal Amount	Value

IO Light Holdinigs, Inc. Series A2	101,839	$ 10
Radiant Biotherapeutics, Inc. (f)	1,147,236	4,999,999
		16,127,883
Total Convertible Preferred Stocks		16,190,828
COMMON STOCKS—107.2%
CANADA—0.0%
Fusion Pharmaceuticals, Inc. CVR(b),(d),(e)	3,689	5,091
CHINA—0.0%
I-Mab, ADR(d)	38,848	94,012
DENMARK(g)—5.3%
Ascendis Pharma AS, ADR(d)	24,500	4,228,700
Novo Nordisk AS, ADR	255,747	17,651,658
		21,880,358
FRANCE—1.9%
Abivax SA(d)	37,000	289,539
Abivax SA, ADR(d)	710,516	5,435,448
BioMerieux	14,417	1,994,112
		7,719,099
GERMANY—3.7%
Bayer AG	173,684	5,232,631
BioNTech SE, ADR(d),(g)	72,420	7,710,558
Immatics NV(d)	409,719	2,204,288
		15,147,477
ISRAEL—2.8%
Teva Pharmaceutical Industries Ltd., ADR(d),(g)	698,858	11,712,860
NETHERLANDS(d)—6.2%
Argenx SE, ADR(g)	13,054	7,195,626
Newamsterdam Pharma Co. NV	291,642	5,281,637
ProQR Therapeutics NV	1,850,348	3,774,710
uniQure NV(g)	677,345	9,442,189
		25,694,162
SWITZERLAND—3.4%
Lonza Group AG	11,993	8,576,956
Oculis Holding AG(d)	249,018	4,833,439
Sandoz Group AG, ADR	7,614	416,219
		13,826,614
UNITED KINGDOM—8.3%
AstraZeneca PLC, ADR	347,302	24,269,464
Mereo Biopharma Group PLC, ADR(d)	1,681,804	4,557,689
Oxford Biomedica PLC(d)	764,722	3,325,355
Oxford Nanopore Technologies PLC(d)	1,112,911	2,092,856
		34,245,364
UNITED STATES—75.6%
Abbott Laboratories(g)	157,104	21,367,715
AbbVie, Inc.(g)	101,042	18,755,416
Amgen, Inc.	15,822	4,417,661
Ardelyx, Inc.(d)	559,014	2,191,335
Becton Dickinson & Co.(g)	47,469	8,176,535
Boston Scientific Corp.(d)	64,215	6,897,333
Bristol-Myers Squibb Co.(g)	137,797	6,378,623
Community Health Systems, Inc.(d)	182,950	622,030
Community Healthcare Trust, Inc., REIT	14,900	247,787
CSL Ltd.	30,845	4,872,294
Danaher Corp.	53,152	10,499,646

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2025
abrdn World Healthcare Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Dexcom, Inc.(d)	34,606	$ 3,020,758
Diversified Healthcare Trust, REIT	63,841	228,551
Elevance Health, Inc.	8,907	3,464,467
Eli Lilly & Co.(g)	33,515	26,125,948
Endo, Inc.(d)	30	630
Exact Sciences Corp.(d)	99,953	5,311,502
Galera Therapeutics, Inc.(d)	161,709	4,399
Global Medical REIT, Inc.	143,229	992,577
HCA Healthcare, Inc.	3,384	1,296,410
Healthcare Realty Trust, Inc., REIT	149,567	2,372,133
Healthpeak Properties, Inc., REIT	279,943	4,901,802
Humana, Inc.	7,424	1,815,020
Immunic, Inc.(d)	476,254	332,187
Inspire Medical Systems, Inc.(d)	32,912	4,270,990
Insulet Corp.(d)	8,824	2,772,324
Intuitive Surgical, Inc.(d)	22,367	12,154,451
IQVIA Holdings, Inc.(d)	10,611	1,672,188
Johnson & Johnson	50,661	7,738,468
LivaNova PLC(d)	118,550	5,337,121
LTC Properties, Inc., REIT	63,514	2,198,220
McKesson Corp.	2,880	2,110,406
Medical Properties Trust, Inc., REIT	145,186	625,752
Medtronic PLC	164,432	14,333,537
Merck & Co., Inc.(g)	160,302	12,689,506
Molina Healthcare, Inc.(d)	4,079	1,215,134
National Health Investors, Inc., REIT	4,442	311,473
Omega Healthcare Investors, Inc., REIT	71,075	2,604,899
Perrigo Co. PLC	15,882	424,367
Pfizer, Inc.	231,056	5,600,797
Regeneron Pharmaceuticals, Inc.(g)	3,746	1,966,650
ResMed, Inc.	6,973	1,799,034
Roche Holding AG, ADR	408,646	16,656,411
Sabra Health Care REIT, Inc.	200,380	3,695,007
Sanofi SA, ADR	323,582	15,632,246
Stryker Corp.	19,156	7,578,688
Thermo Fisher Scientific, Inc.	17,579	7,127,581
UnitedHealth Group, Inc.(g)	79,389	24,766,986
Universal Health Realty Income Trust, REIT	8,183	327,075
Ventas, Inc., REIT	111,734	7,056,002
Shares or Principal Amount		Value

Veradigm, Inc.(d)	90,363	$ 424,706
Welltower, Inc., REIT	38,266	5,882,632
Zoetis, Inc.	54,301	8,468,241
		311,733,651
Total Common Stocks		442,058,688
WARRANTS—0.5%
UNITED STATES—0.5%
Immunic, Inc.(d)	9,326,787	2,168,484
Total Warrants		2,168,484
SHORT-TERM INVESTMENT—0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27%(h)	2,441,193	2,441,193
Total Short-Term Investment		2,441,193
	Interest
MILESTONE INTEREST 0.2%
Amolyt Milestone Interest(b),(d),(e)	1	$ 818,903
Total Milestone Interest		818,903
Total Investments 129.4% (Cost $546,779,686)		533,765,819
Liabilities in Excess of Other Assets (29.4%)		(121,251,911)
Net Assets 100.0%		$412,513,908

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(c)	Security is in default.
(d)	Non-income producing security.
(e)	Restricted security.
(f)	Affiliated issuers in which the Fund holds 5% or more of the voting securities .
(g)	A portion of security is pledged as collateral for call options written.
(h)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of June 30, 2025.

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company
REIT	Real Estate Investment Trust

As of June 30, 2025, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen/United States Dollar
07/16/2025	Goldman Sachs & Co.	JPY	523,322,125	USD	3,599,630	$3,639,729	$40,099

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2025
abrdn World Healthcare Fund

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
07/16/2025	Goldman Sachs & Co.	USD	2,981,064	AUD	4,572,304	$3,009,943	$(28,879)
United States Dollar/British Pound
07/16/2025	Deutsche Bank AG	USD	21,521,423	GBP	15,934,244	21,873,493	(352,070)
United States Dollar/Danish Krone
07/16/2025	Standard Chartered Bank	USD	18,606,136	DKK	121,150,489	19,147,590	(541,454)
United States Dollar/Euro
07/16/2025	Deutsche Bank AG	USD	21,395,895	EUR	18,687,019	22,032,705	(636,810)
United States Dollar/Israeli Shekel
07/16/2025	Goldman Sachs & Co.	USD	1,275,553	ILS	4,457,647	1,323,481	(47,928)
United States Dollar/Japanese Yen
07/16/2025	Royal Bank of Canada	USD	3,635,480	JPY	523,322,125	3,639,729	(4,249)
United States Dollar/Swiss Franc
07/16/2025	Royal Bank of Canada	USD	15,328,735	CHF	12,534,321	15,824,971	(496,236)
Total						$86,851,912	$(2,107,626)
Unrealized appreciation on forward foreign currency exchange contracts							$40,099
Unrealized depreciation on forward foreign currency exchange contracts							$(2,107,626)

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2025
abrdn World Healthcare Fund

	Number of Contracts (100 shares each)	Notional Amount ($)	Value ($)
Option Contracts Written—0.0%
Call Options Written—0.0%
Abbott Laboratories Jul25 140 Call	156	(2,184,000)	(19,500)
AbbVie, Inc. Jul25 187.5 Call	57	(1,068,750)	(10,317)
Argenx SE Jul25 570 Call	24	(1,368,000)	(15,120)
Ascendis Pharma AS Jul25 180 Call	29	(522,000)	(7,540)
Becton Dickinson & Co. Jul25 180 Call	45	(810,000)	(5,625)
BioNTech SE Jul25 115 Call	71	(816,500)	(6,745)
Bristol-Myers Squibb Co. Jul25 46.5 Call	114	(530,100)	(3,534)
Eli Lilly & Co. Jul25 800 Call	10	(800,000)	(7,800)
Merck & Co., Inc. Jul25 80 Call	66	(528,000)	(5,940)
Novo Nordisk AS Jul25 71 Call	112	(795,200)	(11,984)
Regeneron Pharmaceuticals, Inc. Jul25 540 Call	15	(810,000)	(9,000)
Teva Pharmaceutical Industries Ltd. Jul25 17 Call	312	(530,400)	(7,800)
uniQure NV Jul25 15 Call	354	(531,000)	(21,240)
UnitedHealth Group, Inc. Jul25 320 Call	25	(800,000)	(7,500)
Total Call Options Written (Premiums received $(153,575))			(139,645)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
June 30, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated Aberdeen as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable and the Fund's investments in securities of early and/or later stage financing of a privately held companies ("Venture Capital Securities").
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as
5

Notes to Portfolio of Investments  (concluded)
June 30, 2025 (unaudited)

determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
6